PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment comprise of the following:

	June 30, 2026	December 31, 2025	Estimated Useful Lives
Tooling and molds	$86,711	$86,711	10 years
Computer equipment	10,956	10,956	3 years
Furniture and fixtures	2,844	2,844	5 years
	100,511	100,511
Less accumulated deprecation	(96,886)	(95,433)
Total property and equipment, net	$3,625	$5,078

Property and equipment as of December 31, 2025 and 2024 comprise of the following:

	December 31, 2025	December 31, 2024	Estimated Useful Lives
Tooling and molds	$86,711	$86,711	10 years
Computer equipment	10,956	9,265	3 years
Furniture and fixtures	2,844	3,964	5 years
	100,511	99,940
Less accumulated deprecation	(95,433)	(92,295)
Total property and equipment, net	$5,078	$7,645